Goodwill Other Assets and Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 25, 2011	Dec. 26, 2010	Sep. 23, 2012
Intangible Assets Goodwill And Other Assets [Line Items]
Gross amount, loan origination cost	$ 1,796	$ 898
Accumulated amortization, loan origination cost	(206)	(741)
Net amount, loan origination cost	1,590	157
Gross amount, lease acquisition cost	729	576
Accumulated amortization, lease acquisition cost	(84)	(43)
Net amount, lease acquisition cost	645	533
Gross amount, other assets	922	577
Accumulated amortization, other assets
Net amount, other assets	922	577
Gross amount, Total other assets and intangible assets, net	3,482	2,086
Accumulated amortization, Total other assets and intangible assets, net	(290)	(784)
Net amount, Total other assets and intangible assets, net	3,192	1,302	2,082
Indefinite lived intangible asset	21,900	21,900	21,900
Goodwill	24,069	24,069	24,069
Loan Processing Fee
Intangible Assets Goodwill And Other Assets [Line Items]
Deferred cost amortization period	4 years 3 months 18 days
Lease Acquisition Costs
Intangible Assets Goodwill And Other Assets [Line Items]
Lease acquisition cost, amortization period	12 years
Liquor Licenses
Intangible Assets Goodwill And Other Assets [Line Items]
Indefinite lived intangible assets useful life	Indefinite
Net amount, Indefinite lived intangible asset	$ 35	$ 35